Financial risk management - Digital assets price risk (Details) - Digital assets price risk - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Bitcoin ("BTC")
Financial risk management
Net exposure	$ 103,723	$ (18,196,712)
Digital asset strengthening, amount	31,117	(5,459,014)
Digital asset weakening, amount	$ 31,117	$ (5,459,014)
Digital asset strengthening percentage	30.00%	30.00%
Digital asset weakening percentage	30.00%	30.00%
Bitcoin ("BTC") | Financial assets
Financial risk management
Net exposure	$ 52,101,181	$ 12,254,284
Bitcoin ("BTC") | Collateral receivable
Financial risk management
Net exposure	2,289,055
Bitcoin ("BTC") | Digital assets
Financial risk management
Net exposure	2,063,704
Bitcoin ("BTC") | Digital Assets receivable from related parties
Financial risk management
Net exposure	4,130,201
Bitcoin ("BTC") | Derivative contracts
Financial risk management
Net exposure	43,618,221	12,254,284
Bitcoin ("BTC") | Financial liabilities
Financial risk management
Net exposure	(51,997,458)	(30,450,996)
Bitcoin ("BTC") | Collateral payables
Financial risk management
Net exposure	(2,289,055)
Bitcoin ("BTC") | Digital assets payables to customers
Financial risk management
Net exposure	(44,446,410)	(13,500,282)
Bitcoin ("BTC") | Digital assets payables to related parties
Financial risk management
Net exposure	(5,261,993)	(16,950,714)
Ethereum ("ETH")
Financial risk management
Net exposure	20,751	(6,812,875)
Digital asset strengthening, amount	6,225	(2,043,863)
Digital asset weakening, amount	$ 6,225	$ (2,043,863)
Digital asset strengthening percentage	30.00%	30.00%
Digital asset weakening percentage	30.00%	30.00%
Ethereum ("ETH") | Financial assets
Financial risk management
Net exposure	$ 3,996,221	$ 3,984,126
Ethereum ("ETH") | Digital assets
Financial risk management
Net exposure	742,519
Ethereum ("ETH") | Digital Assets receivable from related parties
Financial risk management
Net exposure	154,825
Ethereum ("ETH") | Derivative contracts
Financial risk management
Net exposure	3,098,877	3,984,126
Ethereum ("ETH") | Financial liabilities
Financial risk management
Net exposure	(3,975,470)	(10,797,001)
Ethereum ("ETH") | Digital assets payables to customers
Financial risk management
Net exposure	(3,443,643)	(4,123,677)
Ethereum ("ETH") | Digital assets payables to related parties
Financial risk management
Net exposure	$ (531,827)	$ (6,673,324)